UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09781

PFS FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103, El Cajon, CA   92109
(Address of principal executive offices)              (Zip code)

CT Corporation System.
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31 & June 30

Date of reporting period: July 1, 2009 – June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: WIRELESS FUND
Custodian Name: US BANK, N.A.

VODAFONE GROUP PLC

Ticker:	VOD	Meeting Date:	7/28/2009
CUSIP	92857W209

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE THE COMPANY'S ACCOUNTS AND REPORTS OF THE				FOR	FOR	WITH	ISSUER
DIRECTORS AND AUDITORS FOR THE YEAR ENDED 31 MARCH 2009.

2. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

3. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

4. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

5. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

6. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

7. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

8. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

9. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

10. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

11. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

12. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

13. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

14. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

15. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

16. TO APPROVE A FINAL DIVIDEND OF 5.20p PER ORDINARY SHARE.				FOR	FOR	WITH	ISSUER

17. TO APPROVE REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

18. RE-APPOINT DELOITTE LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

19. TO AUTHORISE THE AUDIT COMMITTEE TO DETERMINE THE REMUNER-				FOR	FOR	WITH	ISSUER
ATION OF THE AUDITORS.

20. TO AUTHORISE THE DIRECTORS TO ALLOT SHARES UNDER ARTICLE				FOR	FOR	WITH	ISSUER
16.2 OF THE COMPANY'S ARTICLES OF ASSOCIATION.

21. TO AUTHORISE THE DIRECTORS TO DISAPPLY PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER
UNDER ARTICLE 16.3 OF THE COMPANY'S ARTICLES OF ASSOCIATION.

22. TO AUTHORISE THE COMPANY'S PURCHASE OF ITS OWN SHARES.				FOR	FOR	WITH	ISSUER

23. TO ADOPT NEW ARTICLES OF ASSOCIATION.				FOR	FOR	WITH	ISSUER

24. TO AUTHORIZE THE CALLING OF A GENERAL MEETING OTHER THAN AN				FOR	FOR	WITH	ISSUER
ANNUAL GENERAL MEETING ON NOT LESS THAN 14 CLEAR DAYS' NOTICE.

CELLCOM ISRAEL LTD.

Ticker:	CEL	Meeting Date:	9/2/2009
CUSIP	M2196U109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. REAPPOINTMENT OF SOMEKH CHAIKIN, AS INDEPENDENTY AUDITORS.				FOR	FOR	WITH	ISSUER

CHINA UNICOM LIMITED

Ticker:	CHU	Meeting Date:	11/3/2009 - SPECIAL MEETING
CUSIP	16945R104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
S1. THE TERMS OF THE SHARE REPURCHASE AGREEMENT, PROPOSED TO				FOR	FOR	WITH	ISSUER
BE ENTERED INTO BETWEEN THE COMPANY AND SK TELECOM CO., LTD.
("SKT") PURSUANT TO WHICH SKT WILL SELL, B) ANY DIRECTOR IS HEREBY
AUTHORIZED TO EXECUTE THE SHARE REPURCHASE AGREEMENT ON BEHALF
OF THE COMPANY, C) THE DIRECTORS, ARE AUTHORIZED TO DO ALL SUCH
ACTS AS THEY CONSIDER NECESSARY.

VIMPEL-COMMUNICATIONS

Ticker:	VIP	Meeting Date:	12/17/2009 - SPECIAL MEETING
CUSIP	68370R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ALLOCATION OF PROFITS AND LOSSES RESULTING FROM OPERATIONS				FOR	FOR	WITH	ISSUER
DURING THE NINE MONTHS ENDING ON SEPTEMBER 30, 2009, INCLUDING
ADOPTION OF THE DECISION ON PAYMENT OF DIVIDENDS TO HOLDERS OF
COMMON REGISTERED SHARES, AND PAYMENT OF DIVIDENDS TO HOLDERS
OF PREFERRED REGISTERED SHARES, AND PAYMENT OF DIVIDENDS TO
HOLDERS OF PREFERRED REGISTERED SHARES OF TYPE "A" BASED ON THE
RESULTS OF THE NINE MONTHS ENDING ON SEPTEMBER 30, 2009.

QUALCOMM, INCORPORATED

Ticker:	QCOM	Meeting Date:	3/2/2010
CUSIP	747525103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. TO APPROVE AN AMENDMENT TO THE 2006 LONG-TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER
TO INCREASE THE SHARE RESERVE BY 13,000,000 SHARES.

3. RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT PUBLIC ACCOUNTANTS FOR FISCAL YEAR ENDING
SEPTEMBER 26, 2010.

CELLCOM ISRAEL LTD.

Ticker:	CEL	Meeting Date:	4/7/2010
CUSIP	M2196U109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. ELECTION OF EXTERNAL DIRECTORS.				FOR	FOR	WITH	ISSUER

3. REAPPOINTMENT OF SOMEKH CHAIKIN, AS INDEPENDENT AUDITORS.				FOR	FOR	WITH	ISSUER

TEXAS INSTRUMENTS INCORPORATED

Ticker:	TXN	Meeting Date:	4/15/2010
CUSIP	882508104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.

AT&T INC.

Ticker:	T	Meeting Date:	4/30/2010
CUSIP	00206R102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.				FOR	FOR	WITH	ISSUER

3. CUMULATIVE VOTING.				AGAINST	AGAINST	WITH	SHAREHOLDER

4. PENSION CREDIT POLICY.				AGAINST	AGAINST	WITH	SHAREHOLDER

5. ADVISORY VOTE ON COMPENSATION.				AGAINST	AGAINST	WITH	SHAREHOLDER

6. SPECIAL STOCKHOLDER MEETINGS.				AGAINST	AGAINST	WITH	SHAREHOLDER

MOTOROLA, INC.

Ticker:	MOT	Meeting Date:	5/3/2010
CUSIP	620076109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE COMPANY'S OVERALL EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER
POLICIES AND PROCEDURES.

3. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.

4. HUMAN RIGHTS POLICY.				AGAINST	AGAINST	WITH	SHAREHOLDER

5. REINCORPORATE IN A SHAREOWNER-FRIENDLY STATE.				AGAINST	AGAINST	WITH	SHAREHOLDER

SBA COMMUNICATIONS CORPORATION

Ticker:	SBAC	Meeting Date:	5/6/2010
CUSIP	78388J106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2010
FISCAL YEAR.

3. APPROVE AN AMENDMENT TO THE ARTICLES OF INCORPORATION TO				FOR	FOR	WITH	ISSUER
INCREASE THE NUMBER OF AUTHORIZED SHARES OF CLASS A COMMON
STOCK FROM 200,000,000 SHARES TO 400,000,000 SHARES.

4. APPROVE THE 2010 PERFORMANCE AND EQUITY INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

SPRINT NEXTEL CORPORATION

Ticker:	S	Meeting Date:	5/11/2010
CUSIP	852061100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.

3. APPROVE THE AMENDMENT TO THE 2007 OMNIBUS INCENTIVE PLAN, ALL				FOR	FOR	WITH	ISSUER
AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

4. VOTE ON A SHAREHOLDER PROPOSAL CONCERNING POLITICAL				AGAINST	FOR	AGAINST	SHAREHOLDER
CONTRIBUTIONS.

5. VOTE ON A PROPOSAL CONCERNING AN ADVISORY VOTE ON				AGAINST	AGAINST	WITH	SHAREHOLDER
EXECUTIVE COMPENSATION.

6. VOTE ON A PROPOSAL CONCERNING SHAREHOLDERS' ABILITY TO ACT				AGAINST	FOR	AGAINST	SHAREHOLDER
BY WRITTEN CONSENT.

NII HOLDINGS, INC.

Ticker:	NIHD	Meeting Date:	5/11/2010
CUSIP	62913F201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2010.

3. AMENDMENT OF 2004 INCENTIVE COMPENSATION PLAN TO INCREASE				FOR	FOR	WITH	ISSUER
AUTHORIZED SHARES AVAILABLE FOR ISSUANCE.

AMERICAN TOWER CORPORATION

Ticker:	AMT	Meeting Date:	5/12/2010
CUSIP	029912201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.

CHINA MOBILE (HONG KONG) LIMITED

Ticker:	CHL	Meeting Date:	5/12/2010
CUSIP	16941M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE AND CONSIDER THE AUDITED FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER
AND THE REPORTS OF THE DIRECTORS AND AUDITORS.

2. TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED				FOR	FOR	WITH	ISSUER
31 DECEMBER 2009.

3. RE-ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

4. TO RE-APPOINT MESSRS. KPMG AS AUDITORS AND TO AUTHORIZE THE				FOR	FOR	WITH	ISSUER
BOARD OF DIRECTORS TO FIX THEIR REMUNERATION.

5. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE				FOR	FOR	WITH	ISSUER
SHARES NOT EXCEEDING 10% OF THE AGGREGATE NOMINAL AMOUNT.

6. TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT				FOR	FOR	WITH	ISSUER
AND DEAL WITH ADDITIONAL SHARES NOT EXCEEDING 20% OF NOMINAL AMOUNT.

7. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO				FOR	FOR	WITH	ISSUER
ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES
REPURCHASED.

CHINA UNICOM LIMITED

Ticker:	CHU	Meeting Date:	5/12/2010
CUSIP	16945R104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS AND THE				FOR	FOR	WITH	ISSUER
REPORTS OF THE DIRECTORS AND OF THE INDEPENDENT AUDITORS FOR
THE YEAR ENDED 31 DECEMBER 2009.

2. TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER				FOR	FOR	WITH	ISSUER
2009.

3A. RE-ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3B. TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX REMUNERATION				FOR	FOR	WITH	ISSUER
OF THE DIRECTORS FOR THE YEAR ENDING 31 DECEMBER 2010.

4. TO RE-APPOINT MESSRS. PRICEWATERHOUSECOOPERS AS AUDITORS,				FOR	FOR	WITH	ISSUER
AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX THEIR REMUNERATION.

5. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE				FOR	FOR	WITH	ISSUER
SHARES, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

6. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT				FOR	FOR	WITH	ISSUER
AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY NOT EXCEEDING 20%
OF AGGREGATE NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE CAPITAL.

7. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO				FOR	FOR	WITH	ISSUER
ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES
REPURCHASED.

CROWN CASTLE INTERNATIONAL CORP

Ticker:	CCI	Meeting Date:	5/18/2010
CUSIP	228227104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE SELECTION OF KPMG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2010.

INTEL CORPORATION

Ticker:	INTC	Meeting Date:	5/19/2010
CUSIP	458140100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT YEAR.

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

LEAP WIRELESS INTERNATIONAL, INC.

Ticker:	LEAP	Meeting Date:	5/20/2010
CUSIP	521863308

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
DECEMBER 31, 2010.

METROPCS COMMUNICATIONS, INC.

Ticker:	PCS	Meeting Date:	6/1/2010
CUSIP	591708102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE METROPCS COMMUNICATIONS, INC. 2010 EQUITY				FOR	FOR	WITH	ISSUER
INCENTIVE COMPENSATION PLAN.

3. RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER
FOR FISCAL YEAR ENDING DECEMBER 31, 2010.

SMITH MICRO SOFTWARE, INC.

Ticker:	SMSI	Meeting Date:	6/24/2010
CUSIP	832154108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE EMPLOYEE STOCK PURCHASE PLAN.				FOR	FOR	WITH	ISSUER

3. RATIFICATION OF SINGERLEWAK, LLP AS INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.

4. IN ACCORDANCE WITH THE DISCRETION OF THE PROXY HOLDERS, THE				FOR	FOR	WITH	ISSUER
PROXY HOLDERS ARE AUTHORIZED TO ACT UPON ALL MATTERS INCIDENT
TO THE CONDUCT OF THE MEETING AND UPON OTHER MATTERS AS MAY
PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR
POSTPONEMENT THEREOF.

REASEARCH IN MOTION LIMITED

Ticker:	RIMM	Meeting Date:	7/13/2010
CUSIP	760975102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RE-APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER
OF THE COMPANY AND AUTHORIZE THE BOARD OF DIRECTORS TO FIX THEIR
REMUNERATION.

VODAFONE GROUP PLC

Ticker:	VOD	Meeting Date:	7/28/2009
CUSIP	92857W209

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE THE COMPANY'S ACCOUNTS AND REPORTS OF THE				FOR	FOR	WITH	ISSUER
DIRECTORS AND AUDITORS FOR THE YEAR ENDED 31 MARCH 2010.

2. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

3. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

4. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

5. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

6. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

7. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

8. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

9. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

10. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

11. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

12. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

13. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

14. RE-ELECT DIRECTOR.				FOR	FOR	WITH	ISSUER

15. TO APPROVE A FINAL DIVIDEND OF 5.65p PER ORDINARY SHARE.				FOR	FOR	WITH	ISSUER

16. TO APPROVE REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

17. RE-APPOINT DELOITTE LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

18. TO AUTHORISE THE AUDIT COMMITTEE TO DETERMINE THE REMUNER-				FOR	FOR	WITH	ISSUER
ATION OF THE AUDITORS.

19. TO AUTHORISE THE DIRECTORS TO ALLOT SHARES				FOR	FOR	WITH	ISSUER

20. TO AUTHORISE THE DIRECTORS TO DIS-APPLY PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

21. TO AUTHORISE THE COMPANY'S PURCHASE OF ITS OWN SHARES.				FOR	FOR	WITH	ISSUER

22. TO ADOPT NEW ARTICLES OF ASSOCIATION.				FOR	FOR	WITH	ISSUER

23. TO AUTHORIZE THE CALLING OF A GENERAL MEETING OTHER THAN AN				FOR	FOR	WITH	ISSUER
ANNUAL GENERAL MEETING ON NOT LESS THAN 14 CLEAR DAYS' NOTICE.

24. TO APPROVE THE CONTINUED OPERATION OF THE VODAFONE SHARE				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN.

Account Name: AERO NEW INNOVATIONS FUND
Custodian Name: US BANK, N.A.

LHC GROUP, INC.

Ticker:		Meeting Date:	6/24/2010
CUSIP	50187A107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. TO APPROVE AND ADOPT THE COMPANY'S 2010 LONG TERM INCENTIVE				FOR	FOR	WITH	ISSUER
PLAN.

3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDE-				FOR	FOR	WITH	ISSUER
PENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

Account Name: CASTLE FOCUS FUND
Custodian Name: US BANK, N.A.

There were no shareholder meetings held during the period covered by this report with respect to which the Castle Focus Fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS FUNDS

By:  /s/ Ross C. Provence

       Ross C. Provence, President

Date:      8/27/10